EMPLOYEE BENEFITS (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate (in percent)	4.55%	4.54%
Expected rate of salary increase (in percent)	4.50%	4.50%
Rate of turnover (in percent)	6.98%	6.16%
Mortality rate	RV-2014	RV-2009
Inflation rate (in percent)	2.72%	2.86%
Retirement age of women	P60Y	P60Y
Retirement age of men	P65Y	P65Y